Subsequent Events (Details) - Non-adjusting events after reporting period [member] - USD ($) $ in Thousands	Feb. 13, 2024	Jan. 08, 2024
Subsequent Events [Line Items]
Restricted share units		2,337,212
Amount claimed (in Dollars)	$ 184
INX Token [Member]
Subsequent Events [Line Items]
Restricted share units		1,000,000